Operating expenses (Tables)	12 Months Ended
Dec. 31, 2023
Expenses by nature [abstract]
Disclosure of operating expenses

	2023	2022	2021
	£m	£m	£m
Infrastructure costs
Property and equipment[1]	1,948	1,649	1,538
Depreciation and amortisation	1,784	1,723	1,673
Impairment of property, equipment and intangible assets[1]	363	63	403
Total infrastructure costs	4,095	3,435	3,614
Administration and general expenses
Consultancy, legal and professional fees	782	669	610
Marketing and advertising	585	500	399
UK bank levy	180	176	170
Other administration and general expenses	1,235	1,101	958
Total administration and general expenses	2,782	2,446	2,137
Staff costs[1]	10,017	9,252	8,511
Litigation and conduct[2]	37	1,597	397
Operating expenses	16,931	16,730	14,659
Notes
1Infrastructure costs & Staff costs included £927m relating to structural cost actions taken in Q4 2023 and £266m taken as a part of real estate review in 2021.
2Includes costs related to the Over-issuance of securities (2022: £966m; 2021: £220m).